Investment Securities (Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Held to maturity, Amortized cost
Due in one year or less	¥ 700,755
Due from one year to five years	333,791
Due from five years to ten years	970,524
Due after ten years	334,818
Total, Held to maturity, Amortized cost	2,339,888
Held to maturity, Estimated fair value
Due in one year or less	703,227
Due from one year to five years	343,219
Due from five years to ten years	1,006,904
Due after ten years	339,085
Total, Held to maturity, Estimated fair value	2,392,435
Available for sale, Estimated fair value
Due in one year or less	15,438,407
Due from one year to five years	29,024,912
Due from five years to ten years	5,222,749
Due after ten years	3,901,433
Total, Available for sale, Estimated fair value	¥ 53,587,501